Offerings	Aug. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2032
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 747,705,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,473.64
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, CVS Health Corporation (the "Company") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-272200), filed with the Securities and Exchange Commission (the "SEC") on May 25, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated August 11, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2035
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,499,550,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,581.11
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.200% Senior Notes due 2055
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,248,700,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,175.97
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.250% Senior Notes due 2065
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 497,985,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,241.50
Offering Note	See offering note 1.